PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed balance sheets (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
ASSETS
Amounts due from related parties	$ 2,942	$ 2,987
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Total Assets	$ 73,849,903	$ 69,701,015
Shareholders' Equity
Preferred shares, $0.0001 par value; 5,000,000 shares authorized; 290,000 shares issued and outstanding as of December 31, 2025 and June 30, 2026	29	29
Ordinary shares, $0.0001 par value; 500,000,000 shares authorized; 40,979,382 shares issued,30,752,370 shares outstanding as of December 31, 2025; 42,208,763 shares issued, 32,002,370 shares outstanding as of June 30, 2026	3,200	3,075
Additional paid-in capital	30,941,899	28,658,524
Accumulated deficits	(480,653)	(515,415)
Accumulated other comprehensive loss	(277,656)	(1,371,894)
Total Shareholders' Equity	34,780,774	31,367,631
Total Liabilities and Shareholders' Equity	73,849,903	69,701,015
Parent | Reportable legal entity
ASSETS
Amounts due from related parties	$ 3,229	$ 3,104
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Investments in subsidiaries (Note a)	$ 34,777,545	$ 31,364,527
Total Assets	34,780,774	31,367,631
Shareholders' Equity
Preferred shares, $0.0001 par value; 5,000,000 shares authorized; 290,000 shares issued and outstanding as of December 31, 2025 and June 30, 2026	29	29
Ordinary shares, $0.0001 par value; 500,000,000 shares authorized; 40,979,382 shares issued,30,752,370 shares outstanding as of December 31, 2025; 42,208,763 shares issued, 32,002,370 shares outstanding as of June 30, 2026	3,200	3,075
Additional paid-in capital	30,941,899	28,658,524
Accumulated deficits	4,113,302	4,077,897
Accumulated other comprehensive loss	(277,656)	(1,371,894)
Total Shareholders' Equity	34,780,774	31,367,631
Total Liabilities and Shareholders' Equity	$ 34,780,774	$ 31,367,631